ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2015
Ram Powers Geysers Project [Member]
Business Combination, Segment Allocation [Table Text Block]
Acquisition Costs
Assets:
Restricted cash, short term well bond	$100,000
Land	1,603,516
Geothermal water rights	278,872
Construction in progress:
Wells and casing	6,139,420
Plant and facilities	60,637
8,182,445
Liabilities:
Asset retirement obligations	(1,400,000)
Net acquisition cost	$6,782,445

Earth Power Resources Inc. [Member]
Business Combination, Segment Allocation [Table Text Block]
Acquisition Costs
Assets:
Restricted cash, bond	$10,000
Geothermal water rights	451,608
461,608
Liability:
Note payable, intercompany	(100,000)
Net acquisition cost	$361,608